As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.54%

	COMMUNICATIONS - 1.53%
	Major Telecommunications - 1.53%
35,000	Nippon Telegraph & Telephone Corp. - ADR	$787,150
25,000	Verizon Communications, Inc.	963,500
	Total Communications (Cost $1,536,689)	1,750,650

	CONSUMER DURABLES - 5.26%
	Automotive Aftermarket - 0.91%
23,000	Cooper Tire & Rubber Co.	592,250
30,000	Goodyear Tire & Rubber Co. (a)	449,400
		1,041,650
	Electronics/Appliances - 1.15%
10,000	Helen Of Troy Ltd. (a) (b)	294,000
12,000	Whirlpool Corp.	1,024,320
		1,318,320
	Homebuilding - 1.19%
43,000	D.R. Horton, Inc.	500,950
12,000	M.D.C. Holdings, Inc.	304,200
28,000	Toll Brothers, Inc. (a)	553,560
		1,358,710
	Recreational Products - 2.01%
45,000	Activision Blizzard, Inc.	493,650
20,000	Hasbro, Inc.	936,800
35,000	Mattel, Inc.	872,550
		2,303,000

	Total Consumer Durables (Cost $4,875,504)	6,021,680

	CONSUMER NON-DURABLES - 3.68%
	Apparel/Footwear - 0.50%
40,000	Delta Apparel, Inc. (a) (c)	571,600
	Beverages: Non-Alcoholic - 0.93%
16,000	Coca-Cola Co.	1,061,600
	Food: Major Diversified - 0.55%
20,000	Kraft Foods, Inc. - Class A	627,200
	Food: Meat/Fish/Dairy - 0.79%
47,000	Tyson Foods, Inc. - Class A	901,930
	Tobacco - 0.91%
16,000	Philip Morris International Inc.	1,050,080

	Total Consumer Non-Durables (Cost $2,907,143)	4,212,410

	CONSUMER SERVICES - 3.62%
	Cable/Satellite TV - 0.91%
42,000	Comcast Corp. - Class A	1,038,240
	Casinos/Gaming - 0.43%
30,000	International Game Technology	486,900
	Hotels/Resorts/Cruiselines - 0.40%
12,000	Carnival Corp. (b)	460,320
	Media Conglomerates - 1.35%
36,000	Walt Disney Co.	1,551,240
	Restaurants - 0.53%
8,000	McDonald's Corp.	608,720

	Total Consumer Services (Cost $3,273,193)	4,145,420

	DISTRIBUTION SERVICES - 3.13%
	Electronics Distributors - 1.89%
30,000	Avnet, Inc. (a)	1,022,700
25,000	Ingram Micro, Inc. - Class A (a)	525,750
45,000	Wayside Technology Group, Inc.	616,950
		2,165,400
	Medical Distributors - 1.24%
18,000	McKesson Corp.	1,422,900

	Total Distribution Services (Cost $2,218,471)	3,588,300

	ELECTRONIC TECHNOLOGY - 19.92%
	Aerospace & Defense - 5.70%
5,000	American Science and Engineering, Inc.	461,800
22,500	BE Aerospace, Inc. (a)	799,425
40,000	Ducommun, Inc.	956,000
7,000	General Dynamics Corp.	535,920
13,000	L-3 Communications Holdings, Inc.	1,018,030
60,000	LMI Aerospace, Inc. (a)	1,212,600
11,000	Lockheed Martin Corp.	884,400
13,000	Raytheon Co.	661,310
		6,529,485
	Computer Communications - 1.38%
55,000	Cisco Systems, Inc. (a)	943,250
60,000	Digi International, Inc. (a)	633,600
		1,576,850
	Computer Peripherals - 1.78%
35,000	Seagate Technology PLC (a) (b)	504,000
26,000	Western Digital Corp. (a)	969,540
50,000	Xyratex Ltd. (a) (b)	559,000
		2,032,540
	Computer Processing Hardware - 1.70%
3,250	Apple Inc. (a)	1,132,462
20,000	Hewlett Packard Co.	819,400
		1,951,862
	Electronic Components - 1.21%
45,000	AVX Corp.	670,950
40,000	Vishay Intertechnology, Inc. (a)	709,600
		1,380,550
	Electronic Production Equipment - 1.19%
130,000	Aetrium, Inc. (a)	223,600
20,000	Lam Research Corp. (a)	1,133,200
		1,356,800
	Semiconductors - 6.15%
70,000	Alpha & Omega Semiconductor Ltd. (a) (b)	888,300
40,000	Diodes, Inc. (a)	1,362,400
45,000	Integrated Device Technology, Inc. (a)	331,650
35,000	Intel Corp.	705,950
35,000	National Semiconductor Corp.	501,900
70,000	Pericom Semiconductor Corp. (a)	725,900
64,000	STMicroelectronics N.V. - ADR (c)	794,880
57,504	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	700,399
80,000	TriQuint Semiconductor, Inc. (a)	1,032,800
		7,044,179
	Telecommunications Equipment - 0.81%
45,000	Corning, Inc.	928,350

	Total Electronc Technology (Cost $14,602,243)	22,800,616

	ENERGY MINERALS - 9.74%
	Integrated Oil - 4.52%
11,000	Chevron Corp.	1,181,730
15,000	Exxon Mobil Corp.	1,261,950
36,000	Marathon Oil Corp.	1,919,160
20,000	Petroleo Brasileiro S.A. - ADR	808,600
		5,171,440
	Oil & Gas Production - 5.22%
18,000	Anadarko Petroleum Corp.	1,474,560
10,000	Apache Corp.	1,309,200
39,500	Chesapeake Energy Corp.	1,324,040
9,000	Devon Energy Corp.	825,930
10,000	Occidental Petroleum Corp.	1,044,900
		5,978,630

	Total Energy Minerals (Cost $5,692,606)	11,150,070

	FINANCE - 11.22%
	Financial Conglomerates - 1.69%
23,200	JPMorgan Chase & Co.	1,069,520
14,000	Prudential Financial, Inc.	862,120
		1,931,640
	Investment Banks/Brokers - 1.52%
20,000	Ameriprise Financial, Inc.	1,221,600
20,000	NASDAQ OMX Group, Inc. (a)	516,800
		1,738,400
	Life/Health Insurance - 1.62%
15,000	Metlife, Inc.	670,950
45,000	Unum Group	1,181,250
		1,852,200
	Major Banks - 2.57%
20,000	Bank of America Corp.	266,600
30,000	Bank of New York Mellon Corp.	896,100
30,000	BB&T Corp.	823,500
30,000	Wells Fargo & Co.	951,000
		2,937,200
	Property/Casualty Insurance - 1.57%
15,000	Endurance Specialty Holdings Ltd. (b)	732,300
18,000	Travelers Companies, Inc.	1,070,640
		1,802,940
	Real Estate Investment Trusts - 0.91%
55,000	BioMed Realty Trust, Inc.	1,046,100
	Regional Banks - 0.62%
45,000	TCF Financial Corp. (c)	713,700
	Savings Banks - 0.72%
85,000	Hudson City Bancorp, Inc.	822,800

	Total Finance (Cost $9,266,178)	12,844,980

	HEALTH SERVICES - 2.03%
	Managed Health Care - 2.03%
26,000	Aetna, Inc.	973,180
30,000	Unitedhealth Group, Inc.	1,356,000
	Total Health Services (Cost $1,086,822)	2,329,180

	HEALTH TECHNOLOGY - 7.54%
	Biotechnology - 0.99%
15,000	Cephalon, Inc. (a) (c)	1,136,700
	Medical Specialties - 3.81%
18,000	Baxter International, Inc.	967,860
19,000	Covidien PLC (b)	986,860
65,168	Palomar Medical Technologies, Inc. (a)	967,745
17,000	Thermo Fisher Scientific, Inc. (a)	944,350
45,000	Vascular Solutions, Inc. (a)	490,950
		4,357,765
	Pharmaceuticals: Major - 2.74%
17,500	Abbott Laboratories	858,375
30,000	Bristol-Myers Squibb Co.	792,900
16,000	Johnson & Johnson	948,000
10,000	Novartis AG - ADR	543,500
		3,142,775

	Total Health Technology (Cost $6,868,811)	8,637,240

	INDUSTRIAL SERVICES - 4.15%
	Contract Drilling - 2.61%
17,000	Diamond Offshore Drilling, Inc. (c)	1,320,900
33,000	Nabors Industries Ltd. (a) (b)	1,002,540
15,000	Rowan Companies, Inc. (a)	662,700
		2,986,140
	Engineering & Construction - 0.96%
45,000	Tutor Perini Corp.	1,096,200
	Environmental Services - 0.58%
22,000	US Ecology, Inc.	383,460
7,500	Waste Management, Inc.	280,050
		663,510

	Total Industrial Services (Cost $3,943,361)	4,745,850

	NON-ENERGY MINERALS - 3.64%
	Construction Materials - 0.54%
287,000	Smith Midland Corp. (a) (e)	617,050
	Other Metals/Minerals - 1.25%
15,000	BHP Billiton Ltd. - ADR (c)	1,438,200
	Precious Metals - 1.85%
21,440	Freeport-McMoRan Copper & Gold, Inc.	1,190,992
75,000	Yamana Gold, Inc. (b)	923,250
		2,114,242

	Total Non-Energy Minerals (Cost $2,088,123)	4,169,492

	PROCESS INDUSTRIES - 3.66%
	Agricultural Commodities/Milling - 1.20%
38,000	Archer-Daniels-Midland Co.	1,368,380
	Chemicals: Major Diversified - 0.72%
15,000	E.I. Du Pont de Nemours and Co.	824,550
	Chemicals: Specialty - 0.64%
20,000	OM Group, Inc. (a)	730,800
	Industrial Specialties - 1.10%
55,000	Olin Corp.	1,260,600
	Total Process Industries (Cost $2,310,100)	4,184,330

	PRODUCER MANUFACTURING - 3.05%
	Electrical Products - 1.08%
60,000	Harbin Electric, Inc. (a) (c)	1,241,400
	Industrial Machinery - 1.36%
28,000	Eaton Corp.	1,552,320
	Trucks/Construction/Farm Machinery - 0.61%
10,000	Navistar International Corp. (a)	693,300
	Total Producer Manufacturing (Cost $2,255,440)	3,487,020

	RETAIL TRADE - 6.07%
	Apparel/Footwear Retail - 2.86%
65,000	American Eagle Outfitters, Inc.	1,032,850
20,000	Nordstrom, Inc.	897,600
70,000	Stage Stores, Inc.	1,345,400
		3,275,850
	Department Stores - 0.76%
24,000	J.C. Penney Company, Inc.	861,840
	Discount Stores - 0.59%
13,000	Wal-Mart Stores, Inc.	676,650
	Drugstore Chains - 1.05%
30,000	Walgreen Co.	1,204,200
	Home Improvement Chains - 0.81%
25,000	Home Depot, Inc.	926,500
	Total Retail Trade (Cost $4,455,339)	6,945,040

	TECHNOLOGY SERVICES - 5.08%
	Information Technology Services - 1.00%
7,000	International Business Machines Corp.	1,141,490
	Internet Software/Services - 0.94%
70,000	United Online, Inc.	441,350
7,500	United Technologies Corp.	634,875
		1,076,225
	Packaged Software - 3.14%
150,500	American Software, Inc. - Class A	1,110,690
85,000	Compuware Corp. (a)	981,750
30,000	Microsoft Corp.	760,800
40,000	Symantec Corp. (a)	741,600
		3,594,840

	Total Technology Services (Cost $4,258,366)	5,812,555

	TRANSPORTATION - 3.10%
	Marine Shipping - 1.55%
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	496,800
15,000	Tidewater, Inc.	897,750
35,000	Tsakos Energy Navigation Ltd. (b)	384,300
		1,778,850
	Railroads - 1.21%
20,000	Norfolk Southern Corp.	1,385,400
	Trucking - 0.34%
15,000	Arkansas Best Corp.	388,800

	Total Transportation (Cost $2,370,801)	3,553,050

	UTILITIES - 1.12%
	Electric Utilities - 1.12%
12,000	DTE Energy Co.	587,520
19,000	Edison International	695,210
	Total Utilities (Cost $1,091,392)	1,282,730

	Total Common Stocks (Cost $75,100,582)	111,660,613

	SHORT-TERM INVESTMENTS - 2.56%
	Money Market Funds: 2.56%
2,927,182	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.12% (d) (Cost $2,927,182)	2,927,182

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 6.37%
7,287,147	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.12% (d) (Cost $7,287,147)	7,287,147

	Total Investments (Cost $85,314,911): 106.46%	121,874,942
	Liabilities in Excess of Other Assets: (6.46)%	(7,399,351)
	Total Net Assets: 100.00%	$114,475,591

ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a market value of $7,144,262 at March 31, 2011.
(d) Rate shown is the 7-day yield as of March 31, 2011.
(e) Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 3 in the Notes to Schedule of Investments.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 97.01%

	COMMUNICATIONS: 2.10%
	Major Telecommunications: 2.10%
6,000	Nippon Telegraph & Telephone Corp. - ADR	$134,940
6,700	Verizon Communications, Inc.	258,218
	Total Communications (Cost $327,491)	393,158

	CONSUMER DURABLES: 5.08%
	Automotive Aftermarket: 0.75%
5,500	Cooper Tire & Rubber Co.	141,625
	Electronics/Appliances: 0.77%
1,700	Whirlpool Corp.	145,112
	Homebuilding: 0.83%
4,400	D.R. Horton, Inc.	51,260
4,100	M.D.C. Holdings, Inc.	103,935
		155,195
	Recreational Products: 1.88%
14,000	Activision Blizzard, Inc.	153,580
8,000	Mattel, Inc.	199,440
		353,020
	Tools & Hardware: 0.85%
7,000	Briggs & Stratton Corp.	158,550

	Total Consumer Durables (Cost $975,938)	953,502

	CONSUMER NON-DURABLES: 6.25%
	Apparel/Footwear: 1.91%
2,400	Nike, Inc. - Class B	181,680
1,800	VF Corp.	177,354
		359,034
	Beverages: Non-Alcoholic: 1.06%
3,000	Coca-Cola Co.	199,050
	Food: Major Diversified: 0.84%
5,000	Kraft Foods, Inc. - Class A	156,800
	Food: Meat/Fish/Dairy: 0.92%
9,000	Tyson Foods, Inc. - Class A	172,710
	Household/Personal Care: 0.48%
1,460	Procter & Gamble Co.	89,936
	Tobacco: 1.04%
2,975	Philip Morris International Inc.	195,249

	Total Consumer Non-Durables (Cost $814,502)	1,172,779

	CONSUMER SERVICES: 5.04%
	Cable/Satellite TV: 1.19%
9,000	Comcast Corp. - Class A	222,480
	Casinos/Gaming: 0.86%
10,000	International Game Technology	162,300
	Media Conglomerates: 1.15%
5,000	Walt Disney Co.	215,450
	Movies/Entertainment: 0.87%
13,000	World Wrestling Entertainment, Inc. - Class A	163,410
	Restaurants: 0.97%
2,400	McDonald's Corp.	182,616

	Total Consumer Services (Cost $746,696)	946,256

	DISTRIBUTION SERVICES: 3.07%
	Electronics Distributors: 0.66%
9,000	Wayside Technology Group, Inc.	123,390
	Medical Distributors: 1.27%
3,000	McKesson Corp.	237,150
	Wholesale Distributors: 1.14%
4,000	Genuine Parts Co.	214,560

	Total Distribution Services (Cost $362,001)	575,100

	ELECTRONIC TECHNOLOGY: 12.19%
	Aerospace & Defense: 3.42%
1,925	American Science and Engineering, Inc.	177,793
2,300	Boeing Co.	170,039
1,700	L-3 Communications Holdings, Inc.	133,127
2,000	Lockheed Martin Corp.	160,800
		641,759
	Computer Processing Hardware: 0.77%
3,500	Hewlett Packard Co.	143,395
	Electronic Components: 1.25%
9,700	AVX Corp.	144,627
4,400	Jabil Circuit, Inc.	89,892
		234,519
	Semiconductors: 5.79%
3,200	Analog Devices, Inc.	126,016
10,000	Intel Corp.	201,700
5,600	Microchip Technology, Inc.	212,856
7,100	National Semiconductor Corp.	101,814
10,500	STMicroelectronics N.V. - ADR	130,410
10,976	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	133,688
5,200	Texas Instruments, Inc.	179,712
		1,086,196
	Telecommunications Equipment: 0.96%
14,000	Telefonaktiebolaget LM Ericsson - ADR	180,040

	Total Electronic Technology (Cost $1,849,607)	2,285,909

	ENERGY MINERALS: 9.92%
	Integrated Oil: 6.89%
2,200	Chevron Corp.	236,346
2,800	Eni S.p.A. - ADR	137,564
2,400	Exxon Mobil Corp.	201,912
6,500	Marathon Oil Corp.	346,515
4,200	Petroleo Brasileiro S.A. - ADR	169,806
3,300	Total SA - ADR	201,201
		1,293,344
	Oil & Gas Production: 3.03%
1,400	Apache Corp.	183,288
6,000	Chesapeake Energy Corp.	201,120
2,000	Devon Energy Corp.	183,540
		567,948

	Total Energy Minerals (Cost $1,154,868)	1,861,292

	FINANCE: 14.20%
	Financial Conglomerates: 1.65%
3,700	JPMorgan Chase & Co.	170,570
2,250	Prudential Financial, Inc.	138,555
		309,125
	Investment Banks/Brokers: 0.97%
1,150	Goldman Sachs Group, Inc.	182,241
	Life/Health Insurance: 0.91%
6,500	Unum Group	170,625
	Major Banks: 3.21%
7,652	Bank of America Corp.	102,001
4,500	Bank of New York Mellon Corp.	134,415
7,500	BB&T Corp.	205,875
1,800	Toronto-Dominion Bank (a)	159,462
		601,753
	Property/Casualty Insurance: 4.94%
5,850	American Financial Group, Inc.	204,867
3,000	Chubb Corp.	183,930
3,300	Endurance Specialty Holdings Ltd. (a)	161,106
3,300	Travelers Companies, Inc.	196,284
5,625	W.R. Berkley Corp.	181,181
		927,368
	Real Estate Investment Trusts: 0.88%
5,800	LTC Properties, Inc.	164,372
	Savings Banks: 1.64%
14,000	Hudson City Bancorp, Inc.	135,520
10,000	New York Community Bancorp, Inc.	172,600
		308,120

	Total Finance (Cost $2,390,395)	2,663,604

	HEALTH TECHNOLOGY: 5.61%
	Medical Specialties: 2.71%
3,500	Baxter International, Inc.	188,195
3,500	Covidien PLC (a)	181,790
3,500	Medtronic, Inc.	137,725
		507,710
	Pharmaceuticals: Major: 2.90%
2,800	Abbott Laboratories	137,340
5,990	Bristol-Myers Squibb Co.	158,316
1,900	Johnson & Johnson	112,575
2,500	Novartis AG - ADR	135,875
		544,106

	Total Health Technology (Cost $938,489)	1,051,816

	INDUSTRIAL SERVICES: 2.34%
	Contract Drilling: 0.95%
2,300	Diamond Offshore Drilling, Inc.	178,710
	Environmental Services: 1.39%
6,400	US Ecology, Inc.	111,552
4,000	Waste Management Inc.	149,360
		260,912

	Total Industrial Services (Cost $444,449)	439,622

	NON-ENERGY MINERALS: 4.40%
	Other Metals/Minerals: 1.28%
2,500	BHP Billiton Ltd. - ADR	239,700
	Precious Metals: 2.34%
4,800	Freeport-McMoRan Copper & Gold, Inc.	266,640
14,000	Yamana Gold, Inc. (a)	172,340
		438,980
	Steel: 0.78%
3,200	Nucor Corp.	147,264

	Total Non-Energy Minerals (Cost $468,472)	825,944

	PROCESS INDUSTRIES: 4.77%
	Agricultural Commodities/Milling: 0.87%
4,500	Archer-Daniels-Midland Co.	162,045
	Chemicals: Major Diversified: 1.17%
4,000	E.I. Du Pont de Nemours and Co.	219,880
	Chemicals: Specialty: 2.00%
22,000	Aceto Corp.	175,340
6,400	Methanex Corp. (a)	199,872
		375,212
	Industrial Specialties: 0.73%
6,000	Olin Corp.	137,520

	Total Process Industries (Cost $626,749)	894,657

	PRODUCER MANUFACTURING: 4.78%
	Industrial Conglomerates: 1.64%
1,900	3m Co.	177,650
2,675	Ingersoll-Rand Company Ltd. - Class A (a)	129,229
		306,879
	Industrial Machinery: 1.60%
5,400	Eaton Corp.	299,376
	Trucks/Construction/Farm Machinery: 1.54%
2,600	Caterpillar, Inc.	289,510

	Total Producer Manufacturing (Cost $523,065)	895,765

	RETAIL TRADE: 5.69%
	Apparel/Footwear Retail: 3.21%
9,000	American Eagle Outfitters, Inc.	143,010
5,500	Gap Inc.	124,630
4,000	Nordstrom, Inc.	179,520
8,000	Stage Stores, Inc.	153,760
		600,920
	Department Stores: 0.50%
2,600	J.C. Penney Company, Inc.	93,366
	Discount Stores: 0.83%
3,000	Wal-Mart Stores, Inc.	156,150
	Electronics/Appliances Stores: 0.46%
3,000	Best Buy Co., Inc.	86,160
	Home Improvement Chains: 0.69%
3,500	Home Depot, Inc.	129,710

	Total Retail Trade (Cost $962,039)	1,066,306

	TECHNOLOGY SERVICES: 4.65%
	Information Technology Services: 1.13%
1,300	International Business Machines Corp.	211,991
	Internet Software/Services: 1.60%
18,000	United Online, Inc.	113,490
2,200	United Technologies Corp.	186,230
		299,720
	Packaged Software: 1.92%
23,000	American Software, Inc. - Class A	169,740
7,500	Microsoft Corp.	190,200
		359,940

	Total Technology Services (Cost $756,880)	871,651

	TRANSPORTATION: 4.87%
	Air Freight/Couriers: 0.56%
1,400	United Parcel Service, Inc. - Class B	104,048
	Marine Shipping: 2.91%
30,000	Navios Maritime Holdings Inc. (a)	171,000
5,642	Ship Finance International Ltd. (a)	116,959
2,000	Tidewater, Inc.	119,700
12,500	Tsakos Energy Navigation Ltd. (a)	137,250
		544,909
	Railroads: 0.92%
2,500	Norfolk Southern Corp.	173,175
	Trucking: 0.48%
3,500	Arkansas Best Corp.	90,720
	Total Transportation (Cost $822,731)	912,852

	UTILITIES: 2.05%
	Electric Utilities: 2.05%
3,000	DTE Energy Co.	146,880
3,100	Edison International	113,429
3,000	Exelon Corp.	123,720
	Total Utilities (Cost $358,029)	384,029

	Total Common Stocks (Cost $14,522,401)	18,194,242

	SHORT-TERM INVESTMENTS: 3.34%
	Money Market Funds: 3.34%
626,925	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.12% (b) (Cost $626,925)	626,925

	Total Investments (Cost $15,149,326): 100.35%	18,821,167
	Liabilities in Excess of Other Assets: (0.35)%	(65,259)
	Net Assets: 100.00%	$18,755,908

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of March 31, 2011.

Al Frank Funds
Notes to Schedule of Investments
March 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The Al Frank Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in other mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of March 31, 2011:

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$1,750,650	$—	$—	$1,750,650
Consumer Durables	6,021,680	—	—	6,021,680
Consumer Non-Durables	4,212,410	—	—	4,212,410
Consumer Services	4,145,420	—	—	4,145,420
Distribution Services	3,588,300	—	—	3,588,300
Electronic Technology	22,800,616	—	—	22,800,616
Energy Minerals	11,150,070	—	—	11,150,070
Finance	12,844,980	—	—	12,844,980
Health Services	2,329,180	—	—	2,329,180
Health Technology	8,637,240	—	—	8,637,240
Industrial Services	4,745,850	—	—	4,745,850
Non-Energy Minerals	4,169,492	—	—	4,169,492
Process Industries	4,184,330	—	—	4,184,330
Producer Manufacturing	3,487,020	—	—	3,487,020
Retail Trade	6,945,040	—	—	6,945,040
Technology Services	5,812,555	—	—	5,812,555
Transportation	3,553,050	—	—	3,553,050
Utilities	1,282,730	—	—	1,282,730
Total Common Stocks	111,660,613	—	—	111,660,613
Short-Term Investments	10,214,329	—	—	10,214,329
Total Investments	$121,874,942	$—	$—	$121,874,942

Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$393,158	$—	$—	$393,158
Consumer Durables	953,502	—	—	953,502
Consumer Non-Durables	1,172,779	—	—	1,172,779
Consumer Services	946,256	—	—	946,256
Distribution Services	575,100	—	—	575,100
Electronic Technology	2,285,909	—	—	2,285,909
Energy Minerals	1,861,292	—	—	1,861,292
Finance	2,663,604	—	—	2,663,604
Health Technology	1,051,816	—	—	1,051,816
Industrial Services	439,622	—	—	439,622
Non-Energy Minerals	825,944	—	—	825,944
Process Industries	894,657	—	—	894,657
Producer Manufacturing	895,765	—	—	895,765
Retail Trade	1,066,306	—	—	1,066,306
Technology Services	871,651	—	—	871,651
Transportation	912,852	—	—	912,852
Utilities	384,029	—	—	384,029
Total Common Stocks	18,194,242	—	—	18,194,242
Short-Term Investments	626,925	—	—	626,925
Total Investments	$18,821,167	$—	$—	$18,821,167

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended March 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Al Frank Fund

Cost of investments	$85,322,062

Gross unrealized appreciation	$40,046,398
Gross unrealized depreciation	(3,493,518)
Net unrealized appreciation	$36,552,880

Al Frank Dividend Value Fund

Cost of investments	$15,149,326

Gross unrealized appreciation	$4,546,976
Gross unrealized depreciation	(875,135)
Net unrealized appreciation	$3,671,841

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Note 3 – Other Affiliates

The Al Frank Fund’s activity for investments in common stocks of affiliates is as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	—
Sales Cost	—
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/25/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/25/2011

* Print the name and title of each signing officer under his or her signature.